Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll	$ 90	$ 243
Accrued housing allowance	210	231
Accrued other social benefits	1,193	1,462
Deposits received from customers		79
Accrued audit fee	205	200
Others	293	384
Accrued expenses and other current liabilities	$ 1,991	$ 2,599